Debt Leases and Banking Arrangements (Details 2) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Senior Unsecured Notes
Senior Notes, issued by WPZ	3,500
Corporate Debt Retired
Corporate Debt Retired	3,000
Letters of credit issued and loans outstanding under credit facilities of company
Letters of Credit Issued	90
3.80% Senior Notes due 2015 [Member]
Senior Unsecured Notes
Senior Notes, issued by WPZ	750
5.25% Senior Notes due 2020 [Member]
Senior Unsecured Notes
Senior Notes, issued by WPZ	1,500
6.30% Senior Notes due 2040 [Member]
Senior Unsecured Notes
Senior Notes, issued by WPZ	1,250
7.125% Note due 2011 [Member]
Corporate Debt Retired
Corporate Debt Retired	429
8.125% Note due 2012 [Member]
Corporate Debt Retired
Corporate Debt Retired	602
7.625% Note due 2019 [Member]
Corporate Debt Retired
Corporate Debt Retired	668
8.75% Senior Note due 2020 [Member]
Corporate Debt Retired
Corporate Debt Retired	586
7.875% Note due 2021 [Member]
Corporate Debt Retired
Corporate Debt Retired	179
7.70% Debentures due 2027 [Member]
Corporate Debt Retired
Corporate Debt Retired	98
7.50% Debentures due 2031 [Member]
Corporate Debt Retired
Corporate Debt Retired	163
7.75% Note due 2031 [Member]
Corporate Debt Retired
Corporate Debt Retired	111
8.75% Note due 2032 [Member]
Corporate Debt Retired
Corporate Debt Retired	164
$900 million unsecured credit facilities [Member]
Letters of credit issued and loans outstanding under credit facilities of company
Letters of Credit Issued	0
$1.5 billion unsecured credit facility [Member]
Letters of credit issued and loans outstanding under credit facilities of company
Credit Facilities Expiration	May 2012
$1.75 billion Williams Partners L.P. unsecured credit facility [Member]
Letters of credit issued and loans outstanding under credit facilities of company
Letters of Credit Issued	0
Bilateral Bank Agreements [Member]
Letters of credit issued and loans outstanding under credit facilities of company
Letters of Credit Issued	90